Income Taxes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Deferred tax asset percentage		100.00%
valuation allowance		$ 270,271
Loss carryforward		4,474,000
Net operating loss carryforward		$ 2,300,340
Maximum [Member]
Income Taxes (Details) [Line Items]
Federal income tax rate	34.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
Federal income tax rate	21.00%